May 13, 2019

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

VALIC Company I (the “Registrant”)

SEC File Nos. 2-83631, 811-03738;

CIK No. 0000719423

Funds: Growth Fund

Ladies and Gentlemen:

As counsel to the Registrant, I am transmitting for filing the preliminary proxy statement for the Registrant under Section 14 of the Securities Act of 1934, as amended, concurrently with this letter. The proxy statement includes a proposal to approve an investment sub-advisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and SunAmerica Asset Management, LLC, an affiliate of VALIC, with respect to the Growth Fund, a series of VALIC Company I.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1232. You may also email information to esimanek@sullivanlaw.com.

Very truly yours,

/s/ Eric Simanek

Enclosures